ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154


Angela M. King                                           Phone:  847-402-9237
Assistant Counsel                                        Fax  :  847-402-3781




January 5, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Allstate Financial Advisors Separate Account I
         Post-Effective Amendment No. 2 to Form N-4 Registration Statement File Nos. 333-102934 and 811-09327
         CIK No.  0001085612
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Financial Advisors Separate Account I ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the supplements for the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the
Account. That registration statement was filed electronically with the Commission on December 19, 2003.

Please direct any question or comment to me at the number above.


Very truly yours,

/s/ ANGELA M. KING
----------------------------
Angela M. King